Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Summary of property, plant and equipment	Assets within operations for which production is not expected to fluctuate significantly from one year to another or which have a physical life shorter than the related mine are depreciated on a straight line basis as follows.

Type of Property, plant and equipment	Land and buildings		Plant and equipment
	Land	Buildings	Power-generating assets	Other plant and equipment
Depreciation profile	Not depreciated	5 to 50 years	See Power note below on page 191	3 to 50 years
Property, plant and equipment – owned

		2025
	Note	Mining properties and leases(a) US$m	Land and buildings US$m	Plant and equipment US$m	Capital works in progress US$m	Total US$m
Net book value
At 1 January 2025		14,196	8,220	34,373	10,556	67,345
Adjustment on currency translation(b)		491	362	1,851	362	3,066
Adjustments to capitalised closure costs	14	811	–	–	–	811
Interest capitalised(c)	9	–	–	–	411	411
Additions(d)		627	133	1,749	10,415	12,924
Depreciation for the year(a)		(1,294)	(608)	(3,853)	–	(5,755)
Impairment charges net of reversals(e)		–	(35)	(233)	(69)	(337)
Disposals		–	(4)	(54)	(139)	(197)
Newly consolidated operations(f)		352	1,808	659	1,947	4,766
Transfers and other movements(g)		1,956	66	4,662	(6,829)	(145)
At 31 December 2025		17,139	9,942	39,154	16,654	82,889
Comprising:
– cost		35,329	17,521	89,037	16,764	158,651
– accumulated depreciation and impairment		(18,190)	(7,579)	(49,883)	(110)	(75,762)
Total		17,139	9,942	39,154	16,654	82,889

Non-current assets pledged as security(h)		5,509	2,248	9,304	2,070	19,131

		2024
	Note	Mining properties and leases(a) US$m	Land and buildings US$m	Plant and equipment US$m	Capital works in progress US$m	Total US$m
Net book value
At 1 January 2024		13,555	8,022	36,345	7,368	65,290
Adjustment on currency translation(b)		(500)	(548)	(2,634)	(396)	(4,078)
Adjustments to capitalised closure costs	14	64	–	–	–	64
Interest capitalised(c)	9	–	–	–	424	424
Additions(d)		350	246	1,226	7,551	9,373
Depreciation for the year(a)		(1,217)	(531)	(3,554)	–	(5,302)
Impairment charges net of reversals(e)		(38)	(39)	(457)	(9)	(543)
Disposals		(1)	(5)	(75)	(17)	(98)
Newly consolidated operations(f)		150	64	429	7	650
Operations divested		–	(2)	(34)	–	(36)
Transfers and other movements(g)		1,833	1,013	3,127	(4,372)	1,601
At 31 December 2024		14,196	8,220	34,373	10,556	67,345
Comprising
–cost		30,762	14,822	78,295	10,925	134,804
–accumulated depreciation and impairment		(16,566)	(6,602)	(43,922)	(369)	(67,459)
Total		14,196	8,220	34,373	10,556	67,345

Non-current assets pledged as security(h)		5,676	2,257	7,058	3,397	18,388
(a)At 31 December 2025, the net book value of capitalised production phase stripping costs totalled US$2,506 million, with US$2,057 million within “Property, plant and equipment” and a further US$449 million within “Investments in equity accounted units” (2024: total of US$2,326 million, with US$1,947 million in “Property, plant and equipment” and a further US$379 million within “Investments in equity accounted units”). During the year, capitalisation of US$622 million was offset by depreciation of US$460 million, inclusive of amounts recorded within equity accounted units (2024: US$423 million offset by depreciation of US$580 million). Depreciation of deferred stripping costs in respect of subsidiaries of US$303 million (2024:
US$411 million; 2023: US$216 million) is included within “Depreciation for the year”.
(b)Adjustment on currency translation represents the impact of exchange differences arising on the translation of the assets of entities with functional currencies other than the US dollar, recognised directly in the currency translation reserve. The adjustment in 2025 arose primarily from the strengthening of the Australian and Canadian dollars against the US dollar.
(c)Our average borrowing rate, excluding any project finance, used for capitalisation of interest is 5.40% (2024: 7.20%).
(d)Additions to “Property, plant and equipment” includes US$116 million of spend on carbon abatement (2024: US$144 million).
(e)Refer to note 4 for details.
(f)In 2025, newly consolidated operations primarily relates to the acquisition of Arcadium Lithium plc. Refer to note 5 for details. In 2024, this primarily related to the acquisition of the remaining 20.64% interest in New Zealand Aluminium Smelters (NZAS), including fair value adjustments for contributed assets.
(g)“Transfers and other movements” includes reclassification between categories. In 2025, this primarily related to amounts reclassed from Capital works in progress to other property, plant and equipment categories for assets at Oyu Tolgoi and Pilbara. In 2024, this included amounts reclassified from Intangible Assets relating to exploration and evaluation at Simandou
(US$732 million) and Rincon (US$1,013 million) following Board approval of “notice to proceed” in February 2024 and December 2024, respectively.
(h)Excludes assets held under capitalised lease arrangements. Non-current assets pledged as security represent amounts pledged as collateral against US$3,794 million (2024: US$4,011 million) of loans, which are included in note 21.
Summary of property, plant and equipment, owned and leased assets	Property, plant and equipment - owned and leased assets

	2025 US$m	2024 US$m
Property, plant and equipment – owned	82,889	67,345
Right-of-use assets – leased	1,421	1,228
Net book value	84,310	68,573

Summary of property, plant and equipment, right-of-use assets	Right-of-use assets – leased

	2025			2024
	Land and buildings US$m	Plant and equipment US$m	Total US$m	Land and buildings US$m	Plant and equipment US$m	Total US$m
Net book value
At 1 January	524	704	1,228	543	635	1,178
Adjustment on currency translation	28	21	49	(37)	(24)	(61)
Additions	61	576	637	150	420	570
Depreciation for the year	(110)	(400)	(510)	(125)	(353)	(478)
Net impairment (charges)/reversals(a)	–	(4)	(4)	–	5	5
Newly consolidated operations	–	48	48	–	–	–
Disposals	(10)	(3)	(13)	–	–	–
Transfers and other movements	(24)	10	(14)	(7)	21	14
At 31 December	469	952	1,421	524	704	1,228
(a)Refer to note 4 for details.